CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.00001
Common stock, shares authorized (in shares)	136,562,809	175,095,000
Common stock, shares outstanding (in shares)	48,376,052	17,454,353
Common stock, shares issued (in shares)	48,376,052	17,454,353
Treasury stock, common shares (in shares)	124,225	124,225
Redeemable Convertible Preferred Stock
Common stock subject to possible redemption, redemption value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, shares authorized (in shares)	96,650,097	96,650,097
Redeemable convertible preferred stock, shares issued (in shares)	44,494,703	44,494,703
Redeemable convertible preferred stock, liquidation preference	$ 173,347	$ 173,347